MainStay VP Cornerstone Growth Portfolio (Prospectus Summary) | MainStay VP Cornerstone Growth Portfolio
MainStay VP Cornerstone Growth Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP Cornerstone Growth Portfolio

(the “Portfolio”)

Supplement dated June 24, 2016 (“Supplement”)

to the Summary Prospectus and Prospectus dated May 1, 2016, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

At a meeting held on June 21-22, 2016, the Board of Trustees (“Board”) of MainStay VP Funds Trust (“Trust”) approved, among other related proposals: (i) modifications of the Portfolio’s principal investment strategies, investment process and principal risks; (ii) lowering the contractual management fee at certain levels and introducing a new management fee breakpoint; and (iii) the appointment  of a new subadvisor to manage the Portfolio’s assets on an interim basis, and the related interim subadvisory agreement. These changes will be effective on or about July 29, 2016. The Board also approved the longer-term appointment of the new subadvisor and the adoption of a subadvisory agreement so that the new subadvisor may serve as subadvisor to the Portfolio on an uninterrupted basis following the expiration of the interim subadvisory agreement, subject to shareholder approval. Shareholders will subsequently be asked to vote to approve the new subadvisory agreement to take effect upon the expiration of the interim subadvisory agreement. See the section titled “Shareholder Proxy” of this Supplement for more information on these matters and the Proposals (as defined below).

As a result, effective on or about July 29, 2016, the following changes will occur:

1.

Reduction in Management Fee paid to New York Life Investment Management LLC. The management fee will be lowered at certain levels and a new breakpoint will be introduced. Accordingly, the tables entitled “Fees and Expenses of the Portfolio” and “Example” will be revised as follows:

	Initial	Service
	Class	Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fees (as an annual percentage of the Portfolio's average daily net assets) [1,2]	0.70%	0.70%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses [3]	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.74%	0.99%

1.

The management fee is as follows: 0.70% on assets up to $500 million; 0.65% on assets from $500 million to $1 billion; 0.625% on assets from $1 billion to $2 billion; and 0.60% on assets over $2 billion.

2.	Restated to reflect current management fees.

3.	Based on estimated amounts for the current fiscal year.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 76	$237	$411	$ 918
Service Class	$101	$315	$547	$1,213

2.	Principal Investment Strategies. The principal investment strategies and investment process of the Portfolio will be revised as follows:

The Portfolio normally invests at least 80% of its assets in common stocks of large capitalization growth companies with market capitalizations that, at the time of investment, are similar to companies in the Russell 1000 ® Growth Index (which ranged from $717.6 million to $583.6 billion as of December 31, 2015).

Investment Process: Using an objective, disciplined and broadly-applied process, Cornerstone Capital Management Holdings LLC, the Portfolio’s Subadvisor, selects large capitalization securities that it believes have the most potential to appreciate, while seeking to limit exposure to risk. The Subadvisor also seeks to control the Portfolio’s exposure to risk by seeking to construct a broadly-diversified portfolio of securities issued by a large number of companies, across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. The Subadvisor uses a quantitative model that is designed to evaluate individual issuers and securities across valuation, momentum and market sentiment criteria. The Subadvisor also conducts a qualitative review of the results of the quantitative analysis. In certain cases, the Subadvisor may deviate from positions or weightings suggested by the quantitative analysis to account for events and conditions that may not be quantifiable by the analysis, such as company-specific and market events. The Subadvisor regularly evaluates the quantitative model and, from time to time, the Subadvisor may adjust the metrics and data underlying its quantitative analysis for a variety of reasons, including, without limitation, to account for changing market, financial or economic conditions.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

3.	Principal Risks. The section of the Prospectus entitled “Principal Risks” will be revised as follows:

a.	The principal risks entitled “Market Changes Risk” and “Portfolio Management Risk” will be deleted in their entirety and replaced with the following:

Market Changes Risk: The value of the Portfolio's investments may fluctuate because of changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results. In addition, the Portfolio may not achieve its investment objective if the Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. The quantitative model used by the Subadvisor, and the securities selected based on the model, may not perform as expected. The quantitative model may contain certain assumptions in construction and implementation that may adversely affect the Portfolio’s performance. In addition, the Portfolio’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative model, including the model’s underlying metrics and data.

b.	The principal risks entitled “Foreign Securities Risk,” “Concentrated Portfolio Risk,” and “Technology Stock Risk” will be deleted in their entirety.

4.	Past Performance. The following will be added as the second sentence in the third paragraph of the section of the Prospectus entitled “Past Performance:”

Effective July 29, 2016, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Annual Portfolio Operating Expenses (fees paid directly from your investment)
Annual Fund Operating Expenses - - MainStay VP Cornerstone Growth Portfolio		Initial Class	Service Class
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	[1],[2]	0.70%	0.70%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[3]	0.04%	0.04%
Total Annual Portfolio Operating Expenses		0.74%	0.99%
[1]	Restated to reflect current management fees.
[2]	The management fee is as follows: 0.70% on assets up to $500 million; 0.65% on assets from $500 million to $1 billion; 0.625% on assets from $1 billion to $2 billion; and 0.60% on assets over $2 billion.
[3]	Based on estimated amounts for the current fiscal year.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - - MainStay VP Cornerstone Growth Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Initial Class	76	237	411	918
Service Class	101	315	547	1,213

Principal Investment Strategies.

The Portfolio normally invests at least 80% of its assets in common stocks of large capitalization growth companies with market capitalizations that, at the time of investment, are similar to companies in the Russell 1000 ® Growth Index (which ranged from $717.6 million to $583.6 billion as of December 31, 2015).

Investment Process: Using an objective, disciplined and broadly-applied process, Cornerstone Capital Management Holdings LLC, the Portfolio’s Subadvisor, selects large capitalization securities that it believes have the most potential to appreciate, while seeking to limit exposure to risk. The Subadvisor also seeks to control the Portfolio’s exposure to risk by seeking to construct a broadly-diversified portfolio of securities issued by a large number of companies, across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. The Subadvisor uses a quantitative model that is designed to evaluate individual issuers and securities across valuation, momentum and market sentiment criteria. The Subadvisor also conducts a qualitative review of the results of the quantitative analysis. In certain cases, the Subadvisor may deviate from positions or weightings suggested by the quantitative analysis to account for events and conditions that may not be quantifiable by the analysis, such as company-specific and market events. The Subadvisor regularly evaluates the quantitative model and, from time to time, the Subadvisor may adjust the metrics and data underlying its quantitative analysis for a variety of reasons, including, without limitation, to account for changing market, financial or economic conditions.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Principal Risks.

Market Changes Risk: The value of the Portfolio's investments may fluctuate because of changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results. In addition, the Portfolio may not achieve its investment objective if the Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. The quantitative model used by the Subadvisor, and the securities selected based on the model, may not perform as expected. The quantitative model may contain certain assumptions in construction and implementation that may adversely affect the Portfolio’s performance. In addition, the Portfolio’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative model, including the model’s underlying metrics and data.

Past Performance.

Effective July 29, 2016, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.